Loans to Customers, net - Gross carrying amount due from banks (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers		$ 39,419,340	$ 27,341,254	$ 24,955,692
Financial assets at beginning of period	$ 4,390,903
Financial assets at end of period	4,312,504
Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			27,926,632	25,451,513
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			15,209,534	13,739,589
Commercial loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			15,438,398	13,960,818
Mortgage loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			8,017,743	7,445,221
Mortgage loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			8,052,073	7,477,236
Consumer loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			4,113,977	3,770,882
Consumer loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers			$ 4,436,161	$ 4,013,459
Loans to customers | Commercial loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	13,960,818
Net change on financial assets	1,304,337
Amounts written off	(52,419)
Foreign exchange adjustments	225,662
Financial assets at end of period	15,438,398
Loans to customers | Commercial loans | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	8,446,627
Net change on financial assets	968,288
Transfer to Stage 1	681,223
Transfer to Stage 2	(811,209)
Transfer to Stage 3	(15,175)
Amounts written off	(150)
Foreign exchange adjustments	156,816
Financial assets at end of period	9,426,420
Loans to customers | Commercial loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,506,255
Net change on financial assets	780,778
Transfer to Stage 1	375,672
Transfer to Stage 2	(602,997)
Transfer to Stage 3	(16,665)
Amounts written off	(67)
Foreign exchange adjustments	6,288
Financial assets at end of period	3,049,264
Loans to customers | Commercial loans | Lifetime expected credit losses | Financial instruments credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	23
Net change on financial assets	592
Financial assets at end of period	615
Loans to customers | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,228,401
Net change on financial assets	(254,542)
Transfer to Stage 1	(680,838)
Transfer to Stage 2	822,133
Transfer to Stage 3	(32,569)
Amounts written off	(11)
Foreign exchange adjustments	52,274
Financial assets at end of period	2,134,848
Loans to customers | Commercial loans | Lifetime expected credit losses | Individual | Financial instruments credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	162,231
Net change on financial assets	(81,058)
Transfer to Stage 1	(385)
Transfer to Stage 2	(10,924)
Transfer to Stage 3	47,744
Amounts written off	(5,422)
Foreign exchange adjustments	8,378
Financial assets at end of period	120,564
Loans to customers | Commercial loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	408,337
Net change on financial assets	(105,114)
Transfer to Stage 1	(346,936)
Transfer to Stage 2	630,963
Transfer to Stage 3	(127,676)
Amounts written off	(468)
Foreign exchange adjustments	1,145
Financial assets at end of period	460,251
Loans to customers | Commercial loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	208,944
Net change on financial assets	(4,607)
Transfer to Stage 1	(28,736)
Transfer to Stage 2	(27,966)
Transfer to Stage 3	144,341
Amounts written off	(46,301)
Foreign exchange adjustments	761
Financial assets at end of period	246,436
Loans to customers | Mortgage loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	7,477,236
Net change on financial assets	581,830
Amounts written off	(6,993)
Financial assets at end of period	8,052,073
Loans to customers | Mortgage loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	6,410,939
Net change on financial assets	734,990
Transfer to Stage 1	399,309
Transfer to Stage 2	(651,619)
Financial assets at end of period	6,893,619
Loans to customers | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	904,826
Net change on financial assets	(115,034)
Transfer to Stage 1	(397,363)
Transfer to Stage 2	671,775
Transfer to Stage 3	(71,113)
Amounts written off	(6)
Financial assets at end of period	993,085
Loans to customers | Mortgage loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	161,471
Net change on financial assets	(38,126)
Transfer to Stage 1	(1,946)
Transfer to Stage 2	(20,156)
Transfer to Stage 3	71,113
Amounts written off	(6,987)
Financial assets at end of period	165,369
Loans to customers | Consumer loans | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,013,459
Net change on financial assets	651,647
Amounts written off	(233,511)
Foreign exchange adjustments	4,566
Financial assets at end of period	4,436,161
Loans to customers | Consumer loans | 12-month expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,761,640
Net change on financial assets	1,007,548
Transfer to Stage 1	381,126
Transfer to Stage 2	(978,112)
Transfer to Stage 3	(9,340)
Amounts written off	(104)
Foreign exchange adjustments	3,532
Financial assets at end of period	3,166,290
Loans to customers | Consumer loans | Lifetime expected credit losses | Group | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	967,918
Net change on financial assets	(416,546)
Transfer to Stage 1	(335,330)
Transfer to Stage 2	1,040,597
Transfer to Stage 3	(281,144)
Amounts written off	(627)
Foreign exchange adjustments	1,030
Financial assets at end of period	975,898
Loans to customers | Consumer loans | Lifetime expected credit losses | Group | Financial instruments credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	283,901
Net change on financial assets	60,645
Transfer to Stage 1	(45,796)
Transfer to Stage 2	(62,485)
Transfer to Stage 3	290,484
Amounts written off	(232,780)
Foreign exchange adjustments	4
Financial assets at end of period	$ 293,973